Additional Information - Condensed Financial Statements of the Company - Statements of Comprehensive Income/(Loss) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses :
General and administrative expenses	[1]	¥ (334,189)	¥ (277,931)	¥ (242,047)
Total operating expenses	[1]	(769,029)	(752,135)	(1,000,560)
Loss from operations		(336,095)	(102,576)	(356,109)
Other income/(loss):
Interest income, net		47,304	35,421	22,721
Foreign currency exchange (loss)/gain		8,612	5,494	7,892
Gain on disposal of available-for-sale debt investments			477,254	1,001,181
Changes in fair value of loan related to co-sale of Particle shares			(24,535)
Changes in fair value of forward contract in relation to disposal of investments in Particle			16,085	4,441
Others, net		25,387	35,881	15,031
Net income/(loss)		(273,066)	365,279	724,002
Comprehensive income/(loss)		(284,160)	(1,068,743)	941,452
Parent Company
Operating expenses :
General and administrative expenses		(16,556)	(39,303)	(40,621)
Total operating expenses		(16,556)	(39,303)	(40,621)
Loss from operations		(16,556)	(39,303)	(40,621)
Other income/(loss):
Interest income, net		3	1	(2,714)
Foreign currency exchange (loss)/gain		5,775	17,010	(3,877)
Income from equity method investments, net of impairments			6,013
Gain on disposal of available-for-sale debt investments			477,254	1,001,181
Changes in fair value of loan related to co-sale of Particle shares			(24,535)
Changes in fair value of forward contract in relation to disposal of investments in Particle			16,085	4,441
Others, net		5,152	5,580	2,701
Share of loss from subsidiaries and VIEs		(200,075)	(77,736)	(233,282)
Net income/(loss)		(205,701)	380,369	727,829
Other comprehensive income/(loss)		(11,094)	(1,434,022)	217,450
Comprehensive income/(loss)		¥ (216,795)	¥ (1,053,653)	¥ 945,279

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):